Supplement to the
Fidelity® Limited Term Municipal Income Fund
Class A, Class T, Class B and Class C
February 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective May 2, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

Mark Sommer (co-manager) has managed the fund since January 2003.

Effective May 2, 2016, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since January 2003. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

ASTM-16-04 1.790659.134	December 1, 2016

Supplement to the
Fidelity® Limited Term Municipal Income Fund
Class I
February 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective May 2, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

Mark Sommer (co-manager) has managed the fund since January 2003.

Effective May 2, 2016, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since January 2003. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

ASTMI-16-02 1.790658.125	December 1, 2016

Supplement to the
Fidelity's Michigan Municipal Funds
February 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® Michigan Municipal Income Fund has been removed.

Jamie Pagliocco no longer serves as portfolio manager Fidelity® Michigan Municipal Income Fund.

The following information replaces similar information for Fidelity® Michigan Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since May 2016.

Mark Sommer (co-manager) has managed the fund since May 2016.

The following information replaces similar information for Fidelity® Michigan Municipal Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Fidelity® Michigan Municipal Money Market Fund found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.

Fidelity® Michigan Municipal Money Market Fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

Fidelity® Michigan Municipal Money Market Fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Price to Buy" under the "Buying Shares" heading.

Fidelity® Michigan Municipal Money Market Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements information found in the "Shareholder Information" section under the "Selling Shares" heading.

Special Limitations Affecting Redemptions of Fidelity® Michigan Municipal Money Market Fund:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of Fidelity® Michigan Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity® Michigan Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity® Michigan Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

MIS-MIF-16-03 1.475738.138	December 1, 2016

Supplement to the
Fidelity® Limited Term Municipal Income Fund
February 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective May 2, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

Mark Sommer (co-manager) has managed the fund since January 2003.

Effective May 2, 2016, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since January 2003. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

STM-16-02 1.478063.128	December 1, 2016

Supplement to the
Fidelity® Minnesota Municipal Income Fund
February 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

MNF-16-02 1.479537.124	December 1, 2016

Supplement to the
Fidelity's Ohio Municipal Funds
February 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® Ohio Municipal Income Fund has been removed.

Jamie Pagliocco no longer serves as portfolio manager of Fidelity® Ohio Municipal Income Fund.

The following information replaces similar information for Fidelity® Ohio Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since May 2016.

Mark Sommer (co-manager) has managed the fund since May 2016.

The following information replaces similar information for Fidelity® Ohio Municipal Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Fidelity® Ohio Municipal Money Market Fund found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.

Fidelity® Ohio Municipal Money Market Fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

Fidelity® Ohio Municipal Money Market Fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Price to Buy" heading under the "Buying Shares" heading.

Fidelity® Ohio Municipal Money Market Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information replaces similar information for Fidelity® Ohio Municipal Money Market Fund found in the "Shareholder Information" section under the "Selling Shares" heading.

Special Limitations Affecting Redemptions of Fidelity® Ohio Municipal Money Market Fund:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of Fidelity® Ohio Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity® Ohio Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity® Ohio Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

OFS-OFR-16-03 1.475823.137	December 1, 2016

Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® Pennsylvania Municipal Income Fund has been removed.

The following information replaces similar information for Fidelity® Pennsylvania Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since May 2016.

Mark Sommer (co-manager) has managed the fund since June 2002.

The following information replaces similar information for Fidelity® Pennsylvania Municipal Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Fidelity® Pennsylvania Municipal Money Market Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares".

Fidelity® Pennsylvania Municipal Money Market Fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

Fidelity® Pennsylvania Municipal Money Market Fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Price to Buy" heading under the “Buying Shares” heading.

Fidelity® Pennsylvania Municipal Money Market Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares".

Special Limitations Affecting Redemptions of Fidelity® Pennsylvania Municipal Money Market Fund

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of Fidelity® Pennsylvania Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity® Pennsylvania Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity® Pennsylvania Municipal Income Fund, which he has managed since June 2002. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

PFR-16-03 1.479534.139	December 1, 2016

Supplement to the
Fidelity® Municipal Income Fund
February 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The following information replaces the similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) and Mark Sommer (co-manager) have managed the fund since June 2010.

The following information replaces the similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

HIY-16-02 1.840484.111	December 1, 2016